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                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549



                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY


           Investment Company Act File Number: 811-05807

		     NAIC Growth Fund, Inc.
       (Exact name of registrant as specified in charter)

                       711 W. 13 Mile Rd.
                   Madison Heights, MI 48071
      (Address of principal executive offices) (zip code)


                 Kenneth S. Janke, President
                   NAIC Growth Fund, Inc.
                    711 W. 13 Mile Road
                 Madison Heights, MI 48071
                      (248) 583-6242
            (Name and address of agent for service)





Registrant's telephone number, including area code: (248) 583-6242

Date of fiscal year end: 12-31

Date of reporting period: 7-1-2003 thru 6-30-2004



ITEM 1. PROXY VOTING RECORD


Issuer: Abbott Laboratories  Ticker Symbol: ABT  Cusip: 002824100
Shareholder Meeting Date: 04-23-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Deloitte & Touche LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items 3 through 6.

3 - Shareholder Proposal - Prescription Drugs.

4 - Shareholder Proposal - Political Contributions.

5 - Shareholder Proposal - Option Grants for Senior Executives.

6 - Shareholder Proposal - Global Infectious Diseases.

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: AFLAC Incorporated  Ticker Symbol: AFL  Cusip: 001055102
Shareholder Meeting Date: 05-03-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

To consider and approve the 2004 AFLAC incorporated Long-Term
Incentive Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of KPMG LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: American International Group Incorporated  Ticker Symbol: AIG
Cusip: 026874107
Shareholder Meeting Date: 05-19-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management with exception to Mr. Cohen.

Adopt Chief Executive Officer Annual Compensation Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Adopt a Director Stock Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of independent accountants, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items 5, 6 and 7.

5 - Shareholder proposal I described in the proxy statement.

6 - Shareholder proposal II described in the proxy statement.

7 - Shareholder proposal III described in the proxy statement.

All were a vote AGAINST shareowner proposals by the Fund.



Issuer: Avery Dennison Corporation  Ticker Symbol: AVY
Cusip: 053611109
Shareholder Meeting Date: 04-22-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Reapproval of the Senior Executive Leadership Compensation Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Reapproval of the Executive Long-Term Incentive Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Bank One Corporation 	Ticker Symbol: ONE  Cusip: 06423A103
Shareholder Meeting Date: 05-25-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Merger Proposal, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: Carlisle Companies Incorporated  Ticker Symbol: CSL
Cusip: 142339100
Shareholder Meeting Date: 04-20-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approve the Company's Amended and Restated Executive Incentive Program, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund.

Approve the Company's Senior Management Incentive Compensation Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.



Issuer: Citigroup Incorporated 	Ticker Symbol: CCI  Cusip: 172967101
Shareholder Meeting Date: 04-20-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the selection of KPMG LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" each of proposals
3 through 6.

3 - Stockholder proposal requesting a curb on executive compensation, no future stock option grants and no renewals or extensions of option plans.

4 - Stockholder proposal requesting a report on political contributions.

5 - Stockholder proposal requesting a discontinuation of all rights, options, SAR's and possible severance payments to the top 5 of management.

6 - Stockholder proposal requesting that the chairman of the Board have no management duties, titles or responsibilities.

All were a vote AGAINST shareowner proposals by the Fund.



Issuer: Colgate-Palmolive Company   Ticker Symbol: CL.N Cusip: 194162103
Shareholder Meeting Date: 05-07-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the selection of PricewaterhouseCoopers as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Reapproval of portions of the company's stockholder-approved Executive Incentive Compensation Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommends a vote "AGAINST" items 4, 5, and 6.

4 - Stockholder proposal on "Golden Parachute" severance pay.

5 - Stockholder proposal on workplace human rights.

6 - Stockholder proposal on independent chairman.

All were a vote AGAINST the shareowner proposals except number 4, which was a vote FOR.


Issuer: Comerica Incorporated 	Ticker Symbol: CMA  Cusip: 200340107
Shareholder Meeting Date: 05-18-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval and ratification of the Comerica incorporated amended and restated employee stock purchase plan, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Approval of the Comerica incorporated incentive plan for non-employee directors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: Diebold Incorporated Ticker Symbol: DBD Cusip: 253651103 Shareholder Meeting Date: 04-22-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of KPMG LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: First Industrial Realty Trust, Incorporated  Ticker Symbol: FR
Cusip: 32054K103
Shareholder Meeting Date: 05-12-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the selection of PricewaterhouseCoopers LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: General Electric Company Ticker Symbol: GE Cusip: 369604103 Shareholder Meeting Date: 04-28-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management, except for Claudio X. Gonzalez and Sam Nunn.

Ratification of the appointment of KPMG LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Revenue Measurement Added to Executive Officer Performance Goals, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" shareowner proposals 1 through 15.

1.  Cumulative Voting
2.  Animal Testing
3.  Nuclear Risk
4.  Report on PCB Cleanup Costs
5.  Offshore Sourcing
6.  Sustainability Index
7.  Compensation Committee Independence
8.  Pay Disparity
9.  End Stock Options and Bonuses
10. Limit Outside Directorships
11. Independent Board Chairman
12. Explore Sale of Company
13. Holding Stock from Stock Options
14. Board Independence
15. Political Contributions

All were a vote AGAINST the shareowner proposals except number 10, which was a vote FOR.



Issuer: H.J. Heinz Company   Ticker Symbol: HNZ  Cusip: 423074103
Shareholder Meeting Date: 09-08-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: Huntington Bancshares Incorporated  Ticker Symbol: HBAN
Cusip: 446150104
Shareholder Meeting Date: 04-27-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of the Management Incentive Plan, as amended and restated, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the 2004 Stock and Long-Term Incentive Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of Deloitte & Touche LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.


Issuer: Johnson & Johnson  Ticker Symbol: JNJ  Cusip: 478160104
Shareholder Meeting Date: 04-22-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" Proposal 3.

3 - Shareholder Proposal on charitable contributions.

Proposal 3 was a vote AGAINST the shareowner proposal by the Fund.



Issuer: Merck & Co., Incorporated Ticker Symbol: MRK Cusip: 589331107 Shareholder Meeting Date: 04-27-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Proposal to Amend the Restated Certificate of Incorporation to Declassify the Board of Directors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommends a vote "AGAINST" items 4 through 8.

4 - Stockholder Proposal Concerning Management Compensation.

5 - Stockholder Proposal Concerning Extension of Prescription Drug
    Patents

6 - Stockholder Proposal Concerning Ethical and Social Performance of the Company.

7 - Stockholder Proposal Concerning Use of Shareholder Resources for
    Political Purposes.

8 - Stockholder Proposal Concerning a Report Related to the Global
    HIV/AIDS Pandemic.

All were a vote AGAINST the shareowner proposals by the Fund.


Issuer: Newell Rubbermaid, Inc.   Ticker Symbol: NWL
Cusip: 651229106
Shareholder Meeting Date: 05-12-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young LLP as independent accountants, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: O'Reilly Automotive Incorporated  Ticker Symbol: ORLY
Cusip: 686091109
Shareholder Meeting Date: 05-04-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Ratification of New Class I Director (Term to expire in 2006):
John Murphy, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of New Class I Director (Term to expire in 2006):
Ronald Rashkow, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Pentair Incorporated Ticker Symbol: PNTA Cusip: 709631105 Shareholder Meeting Date: 04-30-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of the compensation plan for non-employee directors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the omnibus stock incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the employee stock purchase and bonus plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the international stock purchase and bonus plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of Deloitte & Touche LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: PepsiCo Incorporated Ticker Symbol: PEP Cusip: 713448108 Shareholder Meeting Date: 05-05-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of Auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the 2004 Executive Incentive Compensation Plan, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommends a vote "AGAINST" items No. 4 and 5.

4 - Shareholder Proposal on Political Contributions.

5 - Shareholder Proposal on Global HIV/AIDS Pandemic.

Items 4 and 5 were a vote AGAINST the shareowner proposals by the Fund as recommended by management.



Issuer: Pfizer Incorporated  Ticker Symbol: PFE  Cusip: 717081103
Shareholder Meeting Date: 04-22-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of KPMG LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

A proposal to approve the Pfizer Inc. 2004 Stock Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommends a vote "AGAINST" items 4 through 10.

4 - Shareholder Proposal Requesting Review of the Economic Effects of the HIV/AIDS, TB and Malaria Pandemics on the Company's
    Business Strategy.

5 - Shareholder Proposal Relating to Political Contributions.

6 - Shareholder Proposal Relating to an Annual Report on Corporate
    Resources Devoted to Supporting Political Entities or Candidates.

7 - Shareholder Proposal Seeking to Impose Term Limits on Directors.

8 - Shareholder Proposal Requesting a Report on Increasing Access to
    Pfizer Products.

9 - Shareholder Proposal on Stock Options.

10- Shareholder Proposal on In Vitro Testing.

All were a vote AGAINST the shareowner proposals by the Fund.


Issuer: Sigma-Aldrich Corporation Ticker Symbol: SIAL Cusip: 826552101 Shareholder Meeting Date: 05-04-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management, except
Nina V. Fedoroff, W. Lee McCollum, J. Pedro Reinhard and Barrett A. Toan.

Ratification of the appointment of KPMG LLP as independent public accountants, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.

Approval of amendment to the company's certificate of incorporation to increase authorized shares of common stock, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: State Street Corporation Ticker Symbol: STBK Cusip: 857477103 Shareholder Meeting Date: 04-21-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" item 2.

2 - To vote on a stockholder proposal to exempt the Board of Directors from Massachusetts General Laws, Chapter 156B, Section 50A(A).

Proposal 2 was a vote AGAINST the shareowner proposal by the Fund.



Issuer: Stryker Corporation Ticker Symbol: STRY Cusip: 863667101 Shareholder Meeting Date: 04-20-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of the amendment to increase the authorized common stock to one billion shares, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Synovus Financial Corporation  Ticker Symbol: SNU
Cusip: 87161C105
Shareholder Meeting Date: 04-22-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of KPMG LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.



Issuer: Teleflex Incorporated 	Ticker Symbol: TFX  Cusip: 879369106
Shareholder Meeting Date: 04-30-2004

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of PricewaterhouseCoopers LLP as independent auditors, proposed by the issuer, a vote FOR the ratification was cast by the Fund as recommended by management.






SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC Growth Fund, Inc.

By /s/ Kenneth S. Janke
----------------------------
Kenneth S. Janke, President
Date: 08/25/2004